Long-Term Debt, Net - Firment Shipping Inc. and Silaner Investments Limited (Details) $ / shares in Units, $ in Thousands	1 Months Ended			11 Months Ended	12 Months Ended
	Feb. 10, 2017 USD ($)	Feb. 08, 2017 USD ($) $ / shares shares	Jan. 31, 2016 USD ($)	Nov. 30, 2018 USD ($) $ / shares	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Apr. 30, 2015 USD ($)	Dec. 31, 2013 USD ($)
Disclosure of detailed information about borrowings [line items]
Repayments of borrowings					$ 19,497	$ 4,399	$ 3,100
Undrawn borrowing facilities					12,800	3,000
Proceeds from borrowings					15,700	280	5,950
Loss on derivative financial instruments					(131)	0	0
Long-term borrowings, net of current portion					$ 1,500	$ 0
Proportion of ownership interests held by the controlling party					44.30%	58.70%
Derivative financial instruments					$ 831	$ 0
Borrowings					$ 36,868	41,538
Firment Shipping Inc.
Disclosure of detailed information about borrowings [line items]
Loan Facility, Maximum borrowing capacity				$ 15,000
Line Of Credit Facility Drawndown Amounts Multiples				$ 100
Borrowings, maturity					November 19, 2020
Interest rate				7.00%
Undrawn borrowing facilities					$ 12,800
Proceeds from borrowings					2,200
Default Interest Rate				2.00%
Loss on derivative financial instruments					131
Conversion price | $ / shares				$ 2.8
Threshold trading days				10
Pricing period multiplied				80.00%
Long-term borrowings, net of current portion					1,500
Derivative financial instruments					$ 700
Silaner Investments Limited
Disclosure of detailed information about borrowings [line items]
Loan Facility, Maximum borrowing capacity			$ 3,000
Line Of Credit Facility Drawndown Amounts Multiples			$ 100
Repayments of borrowings						280	$ 74
Borrowings, maturity					January 12, 2018
Credit Facility, Decrease, Forgiveness		$ 3,115
Shares issued during period | shares		311,500
Number of shares called by warrants | shares		114,944
Warrants exercise price | $ / shares		$ 16
Interest rate			5.00%
Proceeds from borrowings						$ 280
Firment Trading Limited
Disclosure of detailed information about borrowings [line items]
Loan Facility, Maximum borrowing capacity								$ 20,000	$ 8,000	$ 4,000
Line Of Credit Facility Drawndown Amounts Multiples								$ 100
Repayments of borrowings	$ 1,639
Borrowings, maturity					April 12, 2017
Credit Facility, Decrease, Forgiveness		$ 16,885
Shares issued during period | shares		1,688,500
Number of shares called by warrants | shares		623,058
Warrants exercise price | $ / shares		$ 16
Borrowings		$ 18,524
Weighted average
Disclosure of detailed information about borrowings [line items]
Interest rate					4.97%	3.80%
Minimum | Firment Shipping Inc.
Disclosure of detailed information about borrowings [line items]
Proportion of ownership interests held by the controlling party					40.00%